Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016894
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class A
Trading Symbol	KTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.91%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 14.61% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,235	$9,917	$9,964	$9,937
'15	$9,110	$9,739	$9,914	$9,811
'16	$8,865	$9,151	$10,023	$9,497
'16	$8,865	$9,088	$10,094	$9,487
'16	$9,271	$9,762	$10,218	$9,953
'16	$9,346	$9,906	$10,288	$10,070
'16	$9,400	$9,918	$10,296	$10,082
'16	$9,485	$9,858	$10,477	$10,122
'16	$9,724	$10,283	$10,563	$10,417
'16	$9,800	$10,318	$10,575	$10,443
'16	$9,810	$10,381	$10,577	$10,483
'16	$9,691	$10,205	$10,507	$10,349
'16	$9,789	$10,282	$10,271	$10,303
'16	$9,974	$10,504	$10,301	$10,449
'17	$10,117	$10,792	$10,338	$10,635
'17	$10,370	$11,094	$10,418	$10,846
'17	$10,441	$11,230	$10,414	$10,925
'17	$10,540	$11,405	$10,500	$11,064
'17	$10,706	$11,657	$10,581	$11,245
'17	$10,700	$11,710	$10,572	$11,273
'17	$10,933	$12,037	$10,625	$11,484
'17	$10,955	$12,083	$10,717	$11,550
'17	$11,155	$12,317	$10,679	$11,668
'17	$11,278	$12,573	$10,692	$11,818
'17	$11,469	$12,816	$10,676	$11,948
'17	$11,600	$13,023	$10,723	$12,085
'18	$11,939	$13,757	$10,620	$12,442
'18	$11,491	$13,180	$10,519	$12,084
'18	$11,346	$12,897	$10,572	$11,955
'18	$11,370	$13,021	$10,501	$11,992
'18	$11,346	$13,037	$10,559	$12,029
'18	$11,357	$12,966	$10,543	$11,984
'18	$11,640	$13,357	$10,565	$12,210
'18	$11,689	$13,462	$10,618	$12,293
'18	$11,750	$13,521	$10,572	$12,304
'18	$11,153	$12,508	$10,484	$11,707
'18	$11,240	$12,690	$10,531	$11,833
'18	$10,671	$11,797	$10,695	$11,401
'19	$11,382	$12,728	$10,843	$12,002
'19	$11,573	$13,069	$10,855	$12,199
'19	$11,737	$13,233	$11,051	$12,381
'19	$11,994	$13,680	$11,066	$12,638
'19	$11,673	$12,868	$11,236	$12,259
'19	$12,108	$13,711	$11,395	$12,807
'19	$12,121	$13,751	$11,429	$12,846
'19	$12,108	$13,425	$11,687	$12,781
'19	$12,301	$13,707	$11,637	$12,920
'19	$12,444	$14,082	$11,674	$13,150
'19	$12,548	$14,426	$11,672	$13,342
'19	$12,792	$14,934	$11,689	$13,631
'20	$12,726	$14,769	$11,899	$13,638
'20	$12,187	$13,576	$12,077	$13,050
'20	$10,800	$11,744	$11,841	$11,936
'20	$11,436	$13,002	$12,079	$12,803
'20	$11,780	$13,567	$12,191	$13,188
'20	$12,020	$14,000	$12,293	$13,492
'20	$12,461	$14,741	$12,509	$14,015
'20	$12,875	$15,643	$12,437	$14,491
'20	$12,628	$15,139	$12,414	$14,203
'20	$12,453	$14,771	$12,370	$13,979
'20	$13,395	$16,591	$12,531	$15,071
'20	$13,817	$17,362	$12,575	$15,509
'21	$13,763	$17,283	$12,496	$15,431
'21	$13,912	$17,683	$12,334	$15,565
'21	$14,148	$18,155	$12,191	$15,742
'21	$14,541	$18,949	$12,293	$16,207
'21	$14,744	$19,244	$12,340	$16,384
'21	$14,906	$19,498	$12,430	$16,563
'21	$15,002	$19,632	$12,555	$16,700
'21	$15,193	$20,123	$12,547	$16,947
'21	$14,732	$19,292	$12,440	$16,468
'21	$15,116	$20,277	$12,429	$16,964
'21	$14,883	$19,789	$12,444	$16,729
'21	$15,269	$20,580	$12,436	$17,127
'22	$14,822	$19,569	$12,163	$16,474
'22	$14,494	$19,064	$11,998	$16,133
'22	$14,540	$19,477	$11,676	$16,174
'22	$13,688	$17,918	$11,240	$15,157
'22	$13,792	$17,939	$11,302	$15,211
'22	$12,894	$16,427	$11,076	$14,319
'22	$13,467	$17,574	$11,355	$15,063
'22	$13,029	$16,927	$11,060	$14,576
'22	$12,046	$15,306	$10,583	$13,486
'22	$12,426	$16,230	$10,467	$13,912
'22	$13,231	$17,489	$10,857	$14,770
'22	$12,922	$16,801	$10,820	$14,402
'23	$13,626	$18,005	$11,156	$15,199
'23	$13,213	$17,489	$10,882	$14,790
'23	$13,497	$18,028	$11,137	$15,208
'23	$13,604	$18,287	$11,205	$15,378
'23	$13,435	$18,092	$11,089	$15,218
'23	$13,920	$19,142	$11,072	$15,735
'23	$14,262	$19,843	$11,083	$16,085
'23	$13,998	$19,288	$11,016	$15,777
'23	$13,549	$18,491	$10,753	$15,236
'23	$13,173	$17,935	$10,592	$14,871
'23	$14,174	$19,590	$11,068	$15,960
'23	$14,826	$20,531	$11,488	$16,663
'24	$14,905	$20,651	$11,461	$16,707
'24	$15,126	$21,538	$11,323	$17,053
'24	$15,537	$22,214	$11,435	$17,441
'24	$15,028	$21,481	$11,167	$16,934
'24	$15,457	$22,353	$11,352	$17,459
'24	$15,753	$22,851	$11,456	$17,756
'24	$16,010	$23,220	$11,716	$18,091
'24	$16,267	$23,809	$11,889	$18,481
'24	$16,569	$24,362	$12,052	$18,842
'24	$16,181	$23,816	$11,778	$18,419
'24	$16,521	$24,706	$11,902	$18,910
'24	$16,148	$24,122	$11,722	$18,529
'25	$16,553	$24,931	$11,793	$18,947
'25	$16,516	$24,781	$12,037	$19,032
'25	$16,116	$23,802	$12,034	$18,579
'25	$16,116	$24,024	$12,077	$18,709
'25	$16,803	$25,405	$12,015	$19,318
'25	$17,287	$26,546	$12,203	$19,968
'25	$17,269	$26,906	$12,185	$20,119
'25	$17,643	$27,570	$12,331	$20,515
'25	$18,185	$28,569	$12,462	$21,051
'25	$18,544	$29,208	$12,544	$21,389

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	14.61%	8.29%	7.00%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.02%	7.01%	6.37%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 613,524,503
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 2,165,883
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Material Fund Change [Text Block]
C000016897
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class C
Trading Symbol	KTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.77%

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.64% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,787	$9,917	$9,964	$9,937
'15	$9,647	$9,739	$9,914	$9,811
'16	$9,376	$9,151	$10,023	$9,497
'16	$9,364	$9,088	$10,094	$9,487
'16	$9,798	$9,762	$10,218	$9,953
'16	$9,866	$9,906	$10,288	$10,070
'16	$9,923	$9,918	$10,296	$10,082
'16	$10,005	$9,858	$10,477	$10,122
'16	$10,245	$10,283	$10,563	$10,417
'16	$10,325	$10,318	$10,575	$10,443
'16	$10,315	$10,381	$10,577	$10,483
'16	$10,189	$10,205	$10,507	$10,349
'16	$10,281	$10,282	$10,271	$10,303
'16	$10,466	$10,504	$10,301	$10,449
'17	$10,616	$10,792	$10,338	$10,635
'17	$10,881	$11,094	$10,418	$10,846
'17	$10,946	$11,230	$10,414	$10,925
'17	$11,039	$11,405	$10,500	$11,064
'17	$11,201	$11,657	$10,581	$11,245
'17	$11,195	$11,710	$10,572	$11,273
'17	$11,428	$12,037	$10,625	$11,484
'17	$11,451	$12,083	$10,717	$11,550
'17	$11,648	$12,317	$10,679	$11,668
'17	$11,765	$12,573	$10,692	$11,818
'17	$11,953	$12,816	$10,676	$11,948
'17	$12,089	$13,023	$10,723	$12,085
'18	$12,430	$13,757	$10,620	$12,442
'18	$11,950	$13,180	$10,519	$12,084
'18	$11,800	$12,897	$10,572	$11,955
'18	$11,812	$13,021	$10,501	$11,992
'18	$11,787	$13,037	$10,559	$12,029
'18	$11,787	$12,966	$10,543	$11,984
'18	$12,068	$13,357	$10,565	$12,210
'18	$12,120	$13,462	$10,618	$12,293
'18	$12,172	$13,521	$10,572	$12,304
'18	$11,554	$12,508	$10,484	$11,707
'18	$11,631	$12,690	$10,531	$11,833
'18	$11,032	$11,797	$10,695	$11,401
'19	$11,754	$12,728	$10,843	$12,002
'19	$11,951	$13,069	$10,855	$12,199
'19	$12,099	$13,233	$11,051	$12,381
'19	$12,363	$13,680	$11,066	$12,638
'19	$12,033	$12,868	$11,236	$12,259
'19	$12,471	$13,711	$11,395	$12,807
'19	$12,471	$13,751	$11,429	$12,846
'19	$12,458	$13,425	$11,687	$12,781
'19	$12,643	$13,707	$11,637	$12,920
'19	$12,790	$14,082	$11,674	$13,150
'19	$12,884	$14,426	$11,672	$13,342
'19	$13,133	$14,934	$11,689	$13,631
'20	$13,053	$14,769	$11,899	$13,638
'20	$12,487	$13,576	$12,077	$13,050
'20	$11,056	$11,744	$11,841	$11,936
'20	$11,708	$13,002	$12,079	$12,803
'20	$12,047	$13,567	$12,191	$13,188
'20	$12,283	$14,000	$12,293	$13,492
'20	$12,733	$14,741	$12,509	$14,015
'20	$13,143	$15,643	$12,437	$14,491
'20	$12,877	$15,139	$12,414	$14,203
'20	$12,685	$14,771	$12,370	$13,979
'20	$13,645	$16,591	$12,531	$15,071
'20	$14,061	$17,362	$12,575	$15,509
'21	$14,006	$17,283	$12,496	$15,431
'21	$14,144	$17,683	$12,334	$15,565
'21	$14,383	$18,155	$12,191	$15,742
'21	$14,768	$18,949	$12,293	$16,207
'21	$14,961	$19,244	$12,340	$16,384
'21	$15,123	$19,498	$12,430	$16,563
'21	$15,192	$19,632	$12,555	$16,700
'21	$15,385	$20,123	$12,547	$16,947
'21	$14,916	$19,292	$12,440	$16,468
'21	$15,291	$20,277	$12,429	$16,964
'21	$15,041	$19,789	$12,444	$16,729
'21	$15,412	$20,580	$12,436	$17,127
'22	$14,961	$19,569	$12,163	$16,474
'22	$14,615	$19,064	$11,998	$16,133
'22	$14,663	$19,477	$11,676	$16,174
'22	$13,789	$17,918	$11,240	$15,157
'22	$13,879	$17,939	$11,302	$15,211
'22	$12,962	$16,427	$11,076	$14,319
'22	$13,538	$17,574	$11,355	$15,063
'22	$13,083	$16,927	$11,060	$14,576
'22	$12,084	$15,306	$10,583	$13,486
'22	$12,449	$16,230	$10,467	$13,912
'22	$13,272	$17,489	$10,857	$14,770
'22	$12,934	$16,801	$10,820	$14,402
'23	$13,638	$18,005	$11,156	$15,199
'23	$13,210	$17,489	$10,882	$14,790
'23	$13,481	$18,028	$11,137	$15,208
'23	$13,589	$18,287	$11,205	$15,378
'23	$13,404	$18,092	$11,089	$15,218
'23	$13,875	$19,142	$11,072	$15,735
'23	$14,215	$19,843	$11,083	$16,085
'23	$13,937	$19,288	$11,016	$15,777
'23	$13,475	$18,491	$10,753	$15,236
'23	$13,102	$17,935	$10,592	$14,871
'23	$14,098	$19,590	$11,068	$15,960
'23	$14,730	$20,531	$11,488	$16,663
'24	$14,777	$20,651	$11,461	$16,707
'24	$14,996	$21,538	$11,323	$17,053
'24	$15,403	$22,214	$11,435	$17,441
'24	$14,884	$21,481	$11,167	$16,934
'24	$15,293	$22,353	$11,352	$17,459
'24	$15,568	$22,851	$11,456	$17,756
'24	$15,822	$23,220	$11,716	$18,091
'24	$16,060	$23,809	$11,889	$18,481
'24	$16,355	$24,362	$12,052	$18,842
'24	$15,956	$23,816	$11,778	$18,419
'24	$16,276	$24,706	$11,902	$18,910
'24	$15,888	$24,122	$11,722	$18,529
'25	$16,286	$24,931	$11,793	$18,947
'25	$16,232	$24,781	$12,037	$19,032
'25	$15,837	$23,802	$12,034	$18,579
'25	$15,819	$24,024	$12,077	$18,709
'25	$16,474	$25,405	$12,015	$19,318
'25	$16,949	$26,546	$12,203	$19,968
'25	$16,912	$26,906	$12,185	$20,119
'25	$17,260	$27,570	$12,331	$20,515
'25	$17,781	$28,569	$12,462	$21,051
'25	$18,133	$29,208	$12,544	$21,389

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.64%	7.41%	6.13%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.66%	7.41%	6.13%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 613,524,503
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 2,165,883
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Material Fund Change [Text Block]
C000148117
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class R6
Trading Symbol	KTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.57%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 15.02% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,798	$9,917	$9,964	$9,937
'15	$9,657	$9,739	$9,914	$9,811
'16	$9,396	$9,151	$10,023	$9,497
'16	$9,396	$9,088	$10,094	$9,487
'16	$9,841	$9,762	$10,218	$9,953
'16	$9,921	$9,906	$10,288	$10,070
'16	$9,979	$9,918	$10,296	$10,082
'16	$10,071	$9,858	$10,477	$10,122
'16	$10,314	$10,283	$10,563	$10,417
'16	$10,406	$10,318	$10,575	$10,443
'16	$10,412	$10,381	$10,577	$10,483
'16	$10,296	$10,205	$10,507	$10,349
'16	$10,389	$10,282	$10,271	$10,303
'16	$10,593	$10,504	$10,301	$10,449
'17	$10,757	$10,792	$10,338	$10,635
'17	$11,026	$11,094	$10,418	$10,846
'17	$11,097	$11,230	$10,414	$10,925
'17	$11,203	$11,405	$10,500	$11,064
'17	$11,392	$11,657	$10,581	$11,245
'17	$11,392	$11,710	$10,572	$11,273
'17	$11,641	$12,037	$10,625	$11,484
'17	$11,677	$12,083	$10,717	$11,550
'17	$11,888	$12,317	$10,679	$11,668
'17	$12,020	$12,573	$10,692	$11,818
'17	$12,223	$12,816	$10,676	$11,948
'17	$12,374	$13,023	$10,723	$12,085
'18	$12,749	$13,757	$10,620	$12,442
'18	$12,270	$13,180	$10,519	$12,084
'18	$12,112	$12,897	$10,572	$11,955
'18	$12,151	$13,021	$10,501	$11,992
'18	$12,125	$13,037	$10,559	$12,029
'18	$12,134	$12,966	$10,543	$11,984
'18	$12,437	$13,357	$10,565	$12,210
'18	$12,503	$13,462	$10,618	$12,293
'18	$12,565	$13,521	$10,572	$12,304
'18	$11,939	$12,508	$10,484	$11,707
'18	$12,032	$12,690	$10,531	$11,833
'18	$11,432	$11,797	$10,695	$11,401
'19	$12,182	$12,728	$10,843	$12,002
'19	$12,400	$13,069	$10,855	$12,199
'19	$12,573	$13,233	$11,051	$12,381
'19	$12,848	$13,680	$11,066	$12,638
'19	$12,518	$12,868	$11,236	$12,259
'19	$12,982	$13,711	$11,395	$12,807
'19	$12,996	$13,751	$11,429	$12,846
'19	$12,996	$13,425	$11,687	$12,781
'19	$13,200	$13,707	$11,637	$12,920
'19	$13,368	$14,082	$11,674	$13,150
'19	$13,480	$14,426	$11,672	$13,342
'19	$13,739	$14,934	$11,689	$13,631
'20	$13,682	$14,769	$11,899	$13,638
'20	$13,089	$13,576	$12,077	$13,050
'20	$11,618	$11,744	$11,841	$11,936
'20	$12,304	$13,002	$12,079	$12,803
'20	$12,660	$13,567	$12,191	$13,188
'20	$12,930	$14,000	$12,293	$13,492
'20	$13,419	$14,741	$12,509	$14,015
'20	$13,866	$15,643	$12,437	$14,491
'20	$13,596	$15,139	$12,414	$14,203
'20	$13,407	$14,771	$12,370	$13,979
'20	$14,438	$16,591	$12,531	$15,071
'20	$14,892	$17,362	$12,575	$15,509
'21	$14,833	$17,283	$12,496	$15,431
'21	$14,994	$17,683	$12,334	$15,565
'21	$15,261	$18,155	$12,191	$15,742
'21	$15,686	$18,949	$12,293	$16,207
'21	$15,906	$19,244	$12,340	$16,384
'21	$16,094	$19,498	$12,430	$16,563
'21	$16,197	$19,632	$12,555	$16,700
'21	$16,404	$20,123	$12,547	$16,947
'21	$15,919	$19,292	$12,440	$16,468
'21	$16,335	$20,277	$12,429	$16,964
'21	$16,097	$19,789	$12,444	$16,729
'21	$16,513	$20,580	$12,436	$17,127
'22	$16,029	$19,569	$12,163	$16,474
'22	$15,674	$19,064	$11,998	$16,133
'22	$15,737	$19,477	$11,676	$16,174
'22	$14,812	$17,918	$11,240	$15,157
'22	$14,942	$17,939	$11,302	$15,211
'22	$13,962	$16,427	$11,076	$14,319
'22	$14,600	$17,574	$11,355	$15,063
'22	$14,109	$16,927	$11,060	$14,576
'22	$13,053	$15,306	$10,583	$13,486
'22	$13,466	$16,230	$10,467	$13,912
'22	$14,357	$17,489	$10,857	$14,770
'22	$14,016	$16,801	$10,820	$14,402
'23	$14,781	$18,005	$11,156	$15,199
'23	$14,349	$17,489	$10,882	$14,790
'23	$14,652	$18,028	$11,137	$15,208
'23	$14,770	$18,287	$11,205	$15,378
'23	$14,585	$18,092	$11,089	$15,218
'23	$15,126	$19,142	$11,072	$15,735
'23	$15,498	$19,843	$11,083	$16,085
'23	$15,210	$19,288	$11,016	$15,777
'23	$14,733	$18,491	$10,753	$15,236
'23	$14,341	$17,935	$10,592	$14,871
'23	$15,433	$19,590	$11,068	$15,960
'23	$16,140	$20,531	$11,488	$16,663
'24	$16,226	$20,651	$11,461	$16,707
'24	$16,467	$21,538	$11,323	$17,053
'24	$16,929	$22,214	$11,435	$17,441
'24	$16,373	$21,481	$11,167	$16,934
'24	$16,842	$22,353	$11,352	$17,459
'24	$17,179	$22,851	$11,456	$17,756
'24	$17,460	$23,220	$11,716	$18,091
'24	$17,740	$23,809	$11,889	$18,481
'24	$18,085	$24,362	$12,052	$18,842
'24	$17,660	$23,816	$11,778	$18,419
'24	$18,050	$24,706	$11,902	$18,910
'24	$17,639	$24,122	$11,722	$18,529
'25	$18,082	$24,931	$11,793	$18,947
'25	$18,041	$24,781	$12,037	$19,032
'25	$17,619	$23,802	$12,034	$18,579
'25	$17,619	$24,024	$12,077	$18,709
'25	$18,371	$25,405	$12,015	$19,318
'25	$18,917	$26,546	$12,203	$19,968
'25	$18,897	$26,906	$12,185	$20,119
'25	$19,307	$27,570	$12,331	$20,515
'25	$19,918	$28,569	$12,462	$21,051
'25	$20,313	$29,208	$12,544	$21,389

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	15.02%	8.66%	7.34%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 613,524,503
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 2,165,883
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Material Fund Change [Text Block]
C000016899
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class S
Trading Symbol	KTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$76	0.71%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 14.83% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,798	$9,917	$9,964	$9,937
'15	$9,660	$9,739	$9,914	$9,811
'16	$9,400	$9,151	$10,023	$9,497
'16	$9,400	$9,088	$10,094	$9,487
'16	$9,836	$9,762	$10,218	$9,953
'16	$9,915	$9,906	$10,288	$10,070
'16	$9,984	$9,918	$10,296	$10,082
'16	$10,068	$9,858	$10,477	$10,122
'16	$10,321	$10,283	$10,563	$10,417
'16	$10,402	$10,318	$10,575	$10,443
'16	$10,418	$10,381	$10,577	$10,483
'16	$10,291	$10,205	$10,507	$10,349
'16	$10,395	$10,282	$10,271	$10,303
'16	$10,597	$10,504	$10,301	$10,449
'17	$10,749	$10,792	$10,338	$10,635
'17	$11,017	$11,094	$10,418	$10,846
'17	$11,098	$11,230	$10,414	$10,925
'17	$11,204	$11,405	$10,500	$11,064
'17	$11,380	$11,657	$10,581	$11,245
'17	$11,380	$11,710	$10,572	$11,273
'17	$11,628	$12,037	$10,625	$11,484
'17	$11,664	$12,083	$10,717	$11,550
'17	$11,870	$12,317	$10,679	$11,668
'17	$12,001	$12,573	$10,692	$11,818
'17	$12,204	$12,816	$10,676	$11,948
'17	$12,350	$13,023	$10,723	$12,085
'18	$12,711	$13,757	$10,620	$12,442
'18	$12,234	$13,180	$10,519	$12,084
'18	$12,086	$12,897	$10,572	$11,955
'18	$12,112	$13,021	$10,501	$11,992
'18	$12,099	$13,037	$10,559	$12,029
'18	$12,104	$12,966	$10,543	$11,984
'18	$12,406	$13,357	$10,565	$12,210
'18	$12,458	$13,462	$10,618	$12,293
'18	$12,530	$13,521	$10,572	$12,304
'18	$11,907	$12,508	$10,484	$11,707
'18	$11,999	$12,690	$10,531	$11,833
'18	$11,385	$11,797	$10,695	$11,401
'19	$12,144	$12,728	$10,843	$12,002
'19	$12,361	$13,069	$10,855	$12,199
'19	$12,516	$13,233	$11,051	$12,381
'19	$12,803	$13,680	$11,066	$12,638
'19	$12,461	$12,868	$11,236	$12,259
'19	$12,932	$13,711	$11,395	$12,807
'19	$12,946	$13,751	$11,429	$12,846
'19	$12,932	$13,425	$11,687	$12,781
'19	$13,131	$13,707	$11,637	$12,920
'19	$13,298	$14,082	$11,674	$13,150
'19	$13,409	$14,426	$11,672	$13,342
'19	$13,676	$14,934	$11,689	$13,631
'20	$13,606	$14,769	$11,899	$13,638
'20	$13,030	$13,576	$12,077	$13,050
'20	$11,552	$11,744	$11,841	$11,936
'20	$12,232	$13,002	$12,079	$12,803
'20	$12,601	$13,567	$12,191	$13,188
'20	$12,864	$14,000	$12,293	$13,492
'20	$13,336	$14,741	$12,509	$14,015
'20	$13,779	$15,643	$12,437	$14,491
'20	$13,521	$15,139	$12,414	$14,203
'20	$13,320	$14,771	$12,370	$13,979
'20	$14,342	$16,591	$12,531	$15,071
'20	$14,802	$17,362	$12,575	$15,509
'21	$14,744	$17,283	$12,496	$15,431
'21	$14,903	$17,683	$12,334	$15,565
'21	$15,163	$18,155	$12,191	$15,742
'21	$15,585	$18,949	$12,293	$16,207
'21	$15,803	$19,244	$12,340	$16,384
'21	$15,984	$19,498	$12,430	$16,563
'21	$16,087	$19,632	$12,555	$16,700
'21	$16,292	$20,123	$12,547	$16,947
'21	$15,805	$19,292	$12,440	$16,468
'21	$16,218	$20,277	$12,429	$16,964
'21	$15,967	$19,789	$12,444	$16,729
'21	$16,389	$20,580	$12,436	$17,127
'22	$15,909	$19,569	$12,163	$16,474
'22	$15,557	$19,064	$11,998	$16,133
'22	$15,614	$19,477	$11,676	$16,174
'22	$14,699	$17,918	$11,240	$15,157
'22	$14,811	$17,939	$11,302	$15,211
'22	$13,852	$16,427	$11,076	$14,319
'22	$14,468	$17,574	$11,355	$15,063
'22	$13,998	$16,927	$11,060	$14,576
'22	$12,949	$15,306	$10,583	$13,486
'22	$13,341	$16,230	$10,467	$13,912
'22	$14,222	$17,489	$10,857	$14,770
'22	$13,897	$16,801	$10,820	$14,402
'23	$14,653	$18,005	$11,156	$15,199
'23	$14,209	$17,489	$10,882	$14,790
'23	$14,521	$18,028	$11,137	$15,208
'23	$14,637	$18,287	$11,205	$15,378
'23	$14,455	$18,092	$11,089	$15,218
'23	$14,967	$19,142	$11,072	$15,735
'23	$15,351	$19,843	$11,083	$16,085
'23	$15,067	$19,288	$11,016	$15,777
'23	$14,590	$18,491	$10,753	$15,236
'23	$14,185	$17,935	$10,592	$14,871
'23	$15,281	$19,590	$11,068	$15,960
'23	$15,973	$20,531	$11,488	$16,663
'24	$16,041	$20,651	$11,461	$16,707
'24	$16,296	$21,538	$11,323	$17,053
'24	$16,746	$22,214	$11,435	$17,441
'24	$16,198	$21,481	$11,167	$16,934
'24	$16,660	$22,353	$11,352	$17,459
'24	$16,970	$22,851	$11,456	$17,756
'24	$17,264	$23,220	$11,716	$18,091
'24	$17,541	$23,809	$11,889	$18,481
'24	$17,875	$24,362	$12,052	$18,842
'24	$17,455	$23,816	$11,778	$18,419
'24	$17,822	$24,706	$11,902	$18,910
'24	$17,409	$24,122	$11,722	$18,529
'25	$17,865	$24,931	$11,793	$18,947
'25	$17,825	$24,781	$12,037	$19,032
'25	$17,402	$23,802	$12,034	$18,579
'25	$17,402	$24,024	$12,077	$18,709
'25	$18,143	$25,405	$12,015	$19,318
'25	$18,676	$26,546	$12,203	$19,968
'25	$18,655	$26,906	$12,185	$20,119
'25	$19,060	$27,570	$12,331	$20,515
'25	$19,655	$28,569	$12,462	$21,051
'25	$20,043	$29,208	$12,544	$21,389

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	14.83%	8.52%	7.20%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 613,524,503
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 2,165,883
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Material Fund Change [Text Block]
C000016900
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Institutional Class
Trading Symbol	KTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.68%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 14.77% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$979,775	$991,744	$996,353	$993,655
'15	$967,239	$973,860	$991,376	$981,099
'16	$941,128	$915,126	$1,002,320	$949,701
'16	$941,128	$908,827	$1,009,440	$948,739
'16	$984,867	$976,180	$1,021,811	$995,343
'16	$992,874	$990,590	$1,028,773	$1,006,977
'16	$998,593	$991,842	$1,029,577	$1,008,181
'16	$1,008,248	$985,834	$1,047,703	$1,012,231
'16	$1,032,474	$1,028,320	$1,056,336	$1,041,683
'16	$1,041,703	$1,031,778	$1,057,475	$1,044,270
'16	$1,042,252	$1,038,101	$1,057,726	$1,048,324
'16	$1,030,645	$1,020,482	$1,050,709	$1,034,896
'16	$1,041,091	$1,028,237	$1,027,092	$1,030,288
'16	$1,060,238	$1,050,449	$1,030,143	$1,044,869
'17	$1,076,621	$1,079,172	$1,033,777	$1,063,470
'17	$1,103,537	$1,109,444	$1,041,753	$1,084,638
'17	$1,110,569	$1,123,016	$1,041,404	$1,092,502
'17	$1,121,168	$1,140,518	$1,050,045	$1,106,420
'17	$1,140,011	$1,165,704	$1,058,146	$1,124,532
'17	$1,139,985	$1,171,005	$1,057,249	$1,127,264
'17	$1,164,897	$1,203,731	$1,062,515	$1,148,372
'17	$1,167,269	$1,208,343	$1,071,682	$1,155,031
'17	$1,189,259	$1,231,688	$1,067,910	$1,166,778
'17	$1,201,223	$1,257,264	$1,069,192	$1,181,838
'17	$1,221,563	$1,281,602	$1,067,574	$1,194,826
'17	$1,236,274	$1,302,264	$1,072,280	$1,208,515
'18	$1,273,776	$1,375,733	$1,061,962	$1,244,246
'18	$1,225,929	$1,317,955	$1,051,892	$1,208,412
'18	$1,209,747	$1,289,742	$1,057,197	$1,195,469
'18	$1,213,662	$1,302,058	$1,050,143	$1,199,238
'18	$1,211,052	$1,303,684	$1,055,870	$1,202,862
'18	$1,211,569	$1,296,624	$1,054,339	$1,198,383
'18	$1,243,175	$1,335,726	$1,056,546	$1,221,025
'18	$1,248,442	$1,346,220	$1,061,751	$1,229,296
'18	$1,254,329	$1,352,079	$1,057,201	$1,230,433
'18	$1,191,812	$1,250,756	$1,048,357	$1,170,745
'18	$1,201,123	$1,269,049	$1,053,072	$1,183,325
'18	$1,140,901	$1,179,664	$1,069,548	$1,140,110
'19	$1,217,052	$1,272,810	$1,084,295	$1,200,168
'19	$1,237,449	$1,306,854	$1,085,477	$1,219,928
'19	$1,254,457	$1,323,289	$1,105,078	$1,238,096
'19	$1,281,907	$1,367,971	$1,106,625	$1,263,781
'19	$1,248,967	$1,286,824	$1,123,577	$1,225,915
'19	$1,294,880	$1,371,085	$1,139,469	$1,280,741
'19	$1,296,264	$1,375,102	$1,142,861	$1,284,574
'19	$1,296,264	$1,342,481	$1,168,721	$1,278,084
'19	$1,316,250	$1,370,729	$1,163,658	$1,292,031
'19	$1,333,018	$1,408,244	$1,167,418	$1,315,037
'19	$1,344,196	$1,442,621	$1,167,185	$1,334,168
'19	$1,371,039	$1,493,423	$1,168,924	$1,363,063
'20	$1,363,993	$1,476,927	$1,189,904	$1,363,834
'20	$1,306,221	$1,357,636	$1,207,721	$1,305,007
'20	$1,157,943	$1,174,351	$1,184,130	$1,193,566
'20	$1,226,225	$1,300,153	$1,207,850	$1,280,310
'20	$1,263,211	$1,356,698	$1,219,131	$1,318,800
'20	$1,289,737	$1,400,048	$1,229,303	$1,349,185
'20	$1,337,080	$1,474,092	$1,250,897	$1,401,493
'20	$1,381,554	$1,564,314	$1,243,684	$1,449,112
'20	$1,355,890	$1,513,875	$1,241,443	$1,420,340
'20	$1,335,653	$1,477,075	$1,237,006	$1,397,912
'20	$1,438,284	$1,659,144	$1,253,148	$1,507,052
'20	$1,483,254	$1,736,177	$1,257,475	$1,550,906
'21	$1,478,896	$1,728,281	$1,249,571	$1,543,053
'21	$1,494,876	$1,768,314	$1,233,448	$1,556,529
'21	$1,521,095	$1,815,545	$1,219,094	$1,574,239
'21	$1,563,429	$1,894,925	$1,229,345	$1,620,706
'21	$1,585,326	$1,924,415	$1,234,034	$1,638,440
'21	$1,603,644	$1,949,774	$1,243,030	$1,656,277
'21	$1,612,463	$1,963,209	$1,255,512	$1,670,047
'21	$1,634,511	$2,012,347	$1,254,674	$1,694,651
'21	$1,585,871	$1,929,217	$1,243,960	$1,646,847
'21	$1,627,293	$2,027,691	$1,242,943	$1,696,419
'21	$1,602,144	$1,978,863	$1,244,444	$1,672,889
'21	$1,643,112	$2,058,019	$1,243,605	$1,712,671
'22	$1,596,533	$1,956,945	$1,216,340	$1,647,399
'22	$1,559,591	$1,906,403	$1,199,756	$1,613,333
'22	$1,567,083	$1,947,694	$1,167,568	$1,617,432
'22	$1,475,091	$1,791,797	$1,124,021	$1,515,675
'22	$1,486,388	$1,793,894	$1,130,206	$1,521,060
'22	$1,388,573	$1,642,675	$1,107,622	$1,431,885
'22	$1,452,060	$1,757,387	$1,135,470	$1,506,346
'22	$1,404,852	$1,692,689	$1,105,952	$1,457,635
'22	$1,297,863	$1,530,649	$1,058,303	$1,348,649
'22	$1,338,883	$1,623,019	$1,046,691	$1,391,246
'22	$1,427,486	$1,748,906	$1,085,718	$1,476,981
'22	$1,393,279	$1,680,085	$1,082,030	$1,440,160
'23	$1,470,959	$1,800,508	$1,115,595	$1,519,933
'23	$1,426,335	$1,748,905	$1,088,183	$1,478,953
'23	$1,457,811	$1,802,828	$1,113,711	$1,520,765
'23	$1,469,460	$1,828,739	$1,120,514	$1,537,771
'23	$1,451,155	$1,809,152	$1,108,897	$1,521,814
'23	$1,502,793	$1,914,193	$1,107,174	$1,573,483
'23	$1,541,413	$1,984,268	$1,108,275	$1,608,488
'23	$1,512,868	$1,928,820	$1,101,601	$1,577,706
'23	$1,463,404	$1,849,062	$1,075,333	$1,523,568
'23	$1,424,448	$1,793,467	$1,059,162	$1,487,119
'23	$1,532,848	$1,958,997	$1,106,829	$1,596,013
'23	$1,604,353	$2,053,095	$1,148,827	$1,666,308
'24	$1,611,180	$2,065,131	$1,146,078	$1,670,697
'24	$1,636,781	$2,153,753	$1,132,337	$1,705,254
'24	$1,682,280	$2,221,374	$1,143,455	$1,744,103
'24	$1,627,179	$2,148,084	$1,116,734	$1,693,436
'24	$1,673,670	$2,235,325	$1,135,245	$1,745,895
'24	$1,705,042	$2,285,110	$1,145,623	$1,775,643
'24	$1,734,619	$2,321,963	$1,171,626	$1,809,121
'24	$1,762,457	$2,380,933	$1,188,873	$1,848,077
'24	$1,794,541	$2,436,245	$1,205,179	$1,884,247
'24	$1,754,116	$2,381,559	$1,177,806	$1,841,926
'24	$1,791,026	$2,470,638	$1,190,223	$1,891,048
'24	$1,749,614	$2,412,154	$1,172,247	$1,852,911
'25	$1,795,499	$2,493,120	$1,179,311	$1,894,706
'25	$1,791,509	$2,478,101	$1,203,694	$1,903,200
'25	$1,749,035	$2,380,204	$1,203,407	$1,857,898
'25	$1,747,020	$2,402,403	$1,207,657	$1,870,919
'25	$1,821,575	$2,540,490	$1,201,532	$1,931,808
'25	$1,875,398	$2,654,561	$1,220,251	$1,996,792
'25	$1,873,362	$2,690,562	$1,218,509	$2,011,900
'25	$1,914,087	$2,756,994	$1,233,145	$2,051,463
'25	$1,974,053	$2,856,913	$1,246,210	$2,105,111
'25	$2,013,164	$2,920,810	$1,254,440	$2,138,921

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	14.77%	8.55%	7.25%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 613,524,503
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 2,165,883
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Material Fund Change [Text Block]